Consolidated Balance Sheets (Parenthetical) - USD ($)	Nov. 30, 2023	Nov. 30, 2022
Defined Benefit Plan Disclosure [Line Items]
Common shares, shares authorized	196,000,000	196,000,000
Common shares, shares issued	49,000,000	49,000,000
Common shares, shares outstanding	49,000,000	49,000,000
Common shares, stated value per share	$ 0	$ 0
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Other Receivables	$ 276,207	$ 602,674
Vendor payable	26,537,663	25,841,648
Loans payable		$ 3,589